Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Cash	$ 102,255	$ 67,137	$ 95,726	$ 354
Accounts Receivable, net	20,377	371,557	132,201
Inventory	290,368	961,181	755,471
Prepaid Expenses and Other Current Assets	1,716,551	916,607	988,026	916,667
TOTAL CURRENT ASSETS	2,129,551	2,500,381	1,971,424	917,020
Property and Equipment, net	92,208	45,406	14,687	1,560
Other Assets	33,230
TOTAL ASSETS	2,254,989		1,986,111
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities	337,866	305,843	193,013
Related Party Notes Payable, Net of Discount	20,730		11,000
Convertible Notes Payable, Net of Debt Discount	597,500	486,986	1,303,989	204,002
Accrued Interest	58,399	13,794	121,457	59,333
Deferred Revenue	500,000	500,000	29,952
Derivative Liability	2,217,744	2,386,559	11,504,057	211,395
TOTAL CURRENT LIABILITIES	3,732,239	3,885,682	13,163,468	972,950
STOCKHOLDERS' DEFICIT
Preferred Stock - Series A - Par Value of $.001 1,000,000 shares authorized as of June 30, 2016 and 2015; 1,000,000 shares issued and outstanding as of June 30, 2016 and 2015	1,000	1,000	1,000	1,000
Preferred Stock - Series B - Par Value of $.001 9,000,000 shares authorized as of June 30, 2015; 5,000,000 shares authorized as of June 30, 2015		0	0	0
Preferred Stock - Series C - Par Value of $.001 2,000,000 shares authorized as of June 30, 2016; 1,107,607 shares outstanding as of June 30, 2016; Preferred C Stock Authorized on November 12, 2015	1,107	1,107	0	0
Preferred Stock - Series D - Par Value of $.001 2,000,000 shares authorized as of June 30, 2016; Preferred D Stock Authorized on March 25, 2016
Common Stock - Par Value of $.001 800,000,000 shares authorized as of June 30, 2016; 537,989,764 shares issued and outstanding as of June 30, 2016; 600,000,000 shares authorized as of June 30, 2015; 400,356,154 shares issued and outstanding as of June 30, 2015;	537,990	478,377	400,356	202,434
Additional Paid In Capital	14,861,035	10,656,104	7,625,395	2,322,103
Accumulated Deficit	(16,878,382)	(12,476,483)	(19,204,108)	(2,579,906)
TOTAL STOCKHOLDERS' DEFICIT	(1,477,250)	(1,339,895)	(11,177,357)	(54,369)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 2,254,989	$ 2,545,787	$ 1,986,111	$ 918,581